Note 5 - Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about trade payable and accrued liabilities [text block]
	March 31, 2024	March 31, 2023	March 31, 2022

Trade payables	$1,101,757	$884,741	$603,002
Advance royalty payable	301,967	313,001	261,685
Accrued liabilities	91,484	311,004	68,778
Due to related parties (Note 9)	86,980	112,975	99,027

Trade payables	$1,582,188	$1,621,721	$1,032,492